Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Energy Infrastructure Corporation
10801 Mastin Boulevard
Overland Park, KS 66210

under the

Investment Company Act of 1940

Securities Act File No. 333-140457
Investment Company Act File No. 811-21462

(1)	Title of the class of securities of Tortoise Energy Infrastructure Corporation (the “Company”) to be redeemed:

Auction Rate Senior Notes, Series E, in $25,000 denominations (CUSIP 89147LAE0) (the “Series E Notes”).

(2)	Date on which the securities are to be called or redeemed:

October 26, 2007

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series E Notes are to be redeemed pursuant to Section 2.03(a)(i)(A) of the Supplemental Indenture of Trust by and between the Company and BNY Midwest Trust Company, dated as of May 24, 2007.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem all of the Series E Notes, representing an aggregate principal amount of $70,000,000.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 26th day of September, 2007.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

By:	/s/ Terry C. Matlack
Name: Terry C. Matlack
Title: Chief Financial Officer